STATEMENT OF ADDITIONAL INFORMATION

CONSULTING GROUP CAPITAL MARKETS FUNDS
December 29, 1997
As Amended February 2, 1998

222 Delaware Avenue ~ Wilmington, Delaware 19801 ~
(212) 816-TRAK

	This Statement of Additional Information supplements the information contained in the current Prospectus (the "Prospectus") of Consulting Group Capital Markets Funds (the "Trust"), dated December 29, 1997, and should be read in conjunction with the Prospectus. The Prospectus may be obtained by contacting any Financial Consultant of Smith Barney Inc. ("Smith Barney"), or by writing or calling the Trust at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

Objectives and Policies of the
Portfolios
1

Management of the Trust
18

Purchase of Shares
25

Redemption of Shares
26

Net Asset Value
26

Determination of Performance (See in
the Prospectus "Performance of the
Portfolios")
28

Taxes (See in the Prospectus
"Dividends, Distributions and
Taxes")
31

Custodian and Transfer Agent
34


For ease of reference, the section headings used in this Statement of Additional Information are identical to those used in the Prospectus except where noted. Capitalized terms used but not defined in this Statement of Additional Information have the meanings accorded to them in the Prospectus.

OBJECTIVES AND POLICIES OF THE PORTFOLIOS

	The Prospectus discusses the investment objectives of the investment portfolios (the "Portfolios") comprising the Trust and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.




Ratings as Investment Criteria

	In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Portfolios as initial criteria for the selection of portfolio securities, but the Portfolios also will rely upon the independent advice of their respective investment advisors (collectively, the "Advisors") to evaluate potential investments. Among the factors that will be considered are the long term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information concerning the ratings of Moody's and S&P and their significance.

	Subsequent to its purchase by a Portfolio, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require the sale of the debt obligation by the Portfolio, but the Portfolio's Advisor will consider the event in its determination of whether the Portfolio should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of Moody's or S&P, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

U.S. Government Securities

	Securities issued or guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities ("U.S. Government Securities") in which the Portfolios may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee
Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a Portfolio will invest in obligations issued by an instrumentality of the U.S. government only if the Advisor determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Portfolio.



Emerging Markets Countries

	AIB Govett Asset Management Limited ("Govett") believes the performance of emerging markets mutual funds is largely determined by country allocation. Empirical studies suggest that between 70% and 90% of emerging market fund investment performance is explained by country allocation. Govett is firmly committed to the notion that diversification is essential to coping with an array of volatile markets and it follows a rigorous country allocation scheme which prevents excessive exposure to any single country. Once this "top-down" country allocation is complete, Govett follows a fundamentally-grounded security selection process.

	Emerging Markets Equity Investments may invest in the securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include:

	(1) Unfavorable and unstable political and economic conditions. The economies of countries in which the Portfolio may invest may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Some of the countries in which the Portfolio may invest have experienced over the past decade, and may continue to experience, significant economic problems. The areas of concern may include: budget deficits; high, and in some cases unmanageable, interest payments on foreign debt; lack of investment in plant and machinery; hyper-inflation due to rapid expansion of the local money supply; and political instability, which may result in the failure to adopt economic adjustment policies.

	(2) The small size and volatility of the markets and the low volume of trading in such markets. The securities and debt markets of some of the countries in which the Portfolio may invest are substantially smaller and less liquid than the major securities and debt markets in the United States and as a result, in periods of rising market prices, the Portfolio may be unable to participate in price increases fully to the extent that it is unable to acquire desired securities positions quickly; the Portfolio's inability to dispose fully and promptly of positions in declining markets may conversely cause its net asset value to decline as the value of unsold positions is marked to lower prices. A high proportion of the shares of many companies traded in emerging market countries may be held by a small number of persons, which may restrict the number of shares available for investment by the Portfolio.

	(3) The existence of national policies which may restrict the Portfolio's investment opportunities. Foreign investment in some countries in which the Portfolio may invest is restricted or controlled to varying degrees. Although the Portfolio's Advisor, in its asset allocation procedure, will seek to identify countries that exhibit certain improved credentials, these restrictions or controls may at times limit or preclude foreign investment in certain issuers and increase the costs and expenses of the Portfolio.

	(4) Governmental regulation of the relevant securities markets. The governments of some emerging markets countries have exercised and continue to exercise substantial influence over many aspects of the private sector, including, for example, imposing wage and price controls to control inflation. In some cases, the government owns or controls many companies, including some of the largest in the country. Governments of some countries have in the past participated, and may continue in the future to participate, directly in the securities markets of their countries, which participation may affect the availability, prices and liquidity of securities traded in those markets. Similar government actions in the future could have an effect on economic conditions in such countries, and in turn affect private sector companies, market conditions, prices and yields of securities held by the Portfolio. The extent of government supervision and regulations of securities exchanges, underwriters, brokers, dealers and issuers in emerging markets countries, however, may be less than in other countries.

	(5) The lack of adequate financial and other reporting standards and the absence of information regarding issuers in emerging markets countries. Accounting, auditing, financial and other reporting standards in countries in which the Portfolio may invest may differ, in some cases significantly, from standards in other countries, including the United States. In particular, the assets and profits appearing on the financial statements of an issuer in certain emerging markets countries may not reflect its financial position or results of operations in the manner in which such information would have been reflected in financial statements prepared in accordance with U.S. generally accepted accounting principles. In addition, companies in certain emerging markets countries must restate certain assets and liabilities on their financial statements to reflect the effect of inflation on those assets. As a result, financial statements and reported earnings may differ from those of companies in other countries, such as the United States. Although a principal objective of the securities laws of the countries in which the Portfolio may invest is to promote full and fair disclosure of all material corporate information, substantially less information may be publicly available about the issuers of securities in the markets of those countries than is regularly published by issuers in other countries, and disclosure of certain material information may not be made. Moreover, even when public information about such companies and governments is available, it may be less reliable than information concerning the U.S. government and U.S. companies. In addition, the extent of government supervision and regulation of securities exchanges, underwriters, brokers, dealers and issuers may be less in countries in which the Portfolio may invest than in other countries.

	(6) Differences in the value of the U.S. dollar and the currencies of other countries. To the extent the Portfolio invests in securities denominated in the currencies of countries other than the United States, a change in the value of any of those currencies relative to the dollar will result in a corresponding change in the dollar value of the Portfolio's investments denominated in the currency. In addition, although some of the Portfolio's income may be received in the currency of a country other than the United States, the Portfolio will measure distributions, including those made in connection with the redemption of shares, from its income in U.S. dollars. Therefore, if the value of a particular currency falls relative to the U.S. dollar between accrual of the income and the making of a distribution, the amount of the currency to be converted into U.S. dollars by the Portfolio to pay the distribution will increase and the Portfolio could be required to liquidate portfolio investments to make the distribution.

Exchange Rate-Related U.S. Government Securities

	Each Portfolio, except Government Money Investments, may invest up to 5% of its net assets in U.S. Government Securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. Government Securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

	Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

	Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Advisor at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolios over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Mortgage Backed Securities

The average maturity of pass-through pools of mortgage backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

	Mortgage backed securities may be classified as private, governmental or government related, depending on the issuer or guarantor. Private mortgage backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly owned U.S. Governmental Corporation within the Department of Housing and Urban Development. Government related mortgage backed securities are not backed by the full faith and credit of the United States. Issuers of these securities include FNMA and FHLMC. FNMA is a government sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

	The Trust expects that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, the Trust, consistent with the Portfolio's investment objectives and policies, will consider making investments in those new types of securities on behalf of that Portfolio.

	The Portfolio also may invest in pass-through securities backed by adjustable rate mortgages that have been introduced by GNMA, FNMA and FHLMC. These securities bear interest at a rate that is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed rate mortgages. The Portfolio will only purchase mortgage related securities issued by persons that are governmental agencies or instrumentalities or fall outside, or are excluded from, the definition of investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

Forward Currency Contracts

	Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. Certain Portfolios, however, may enter into forward currency contracts containing either or both deposit requirements and commissions.

	The cost to a Portfolio of engaging in forward currency transactions varies with factors such as the currency involved, the length of the contract period and market conditions then prevailing. Because transactions in currency exchange contracts are usually conducted on a principal basis, no fees or commissions are involved. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies. As noted in the Prospectus, if a Portfolio enters into a position hedging transaction, cash or liquid high grade debt securities will be placed in a segregated account with the Portfolio's custodian in an amount equal to the value of the Portfolio's total assets committed to the consummation of the forward currency contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Portfolio's commitment with respect to the contract.

	At or before the maturity of a forward currency contract, a Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

	The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Portfolio's Advisor to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

Futures Contracts and Related Options

	Futures contracts and options thereon may be undertaken for hedging and other risk management purposes in an effort to reduce the impact of several kinds of anticipated price fluctuation risks on the securities held by a Portfolio. For example, futures contracts for the sale of foreign currency might be entered into to protect against declines in the value of currencies in which portfolio securities are denominated; and put options on interest rate futures might be purchased to protect against declines in the market values of debt securities occasioned by higher interest rates. If these transactions are successful, the futures or options positions taken by the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the securities held by a Portfolio that is being hedged.

	On other occasions, a Portfolio may enter into contracts to purchase the underlying instrument. For example, futures contracts for the purchase of debt securities might be entered into to protect against an anticipated increase in the price of debt securities to be purchased in the future resulting from decreased interest rates.

	A Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

Options on Securities

	The Portfolios may purchase put and call options on securities owned by the Portfolio and on securities which the Portfolio may acquire in the future. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Portfolios expect to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Portfolio initially paid for the original option plus the related transaction costs.

	Although a Portfolio generally will purchase only those options for which its Advisor believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolios and other clients of their respective Advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

Stock Index Options

	The Portfolios may purchase and write put and call options on domestic and foreign stock indexes for the purpose of hedging their portfolios. A stock index fluctuates with changes in the market values of the stocks included in the index. Stock index options may be based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's Daily Price Index of 500 Common Stocks ("S&P 500"). Indexes also may be based on an industry or market segment.

	Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

	The effectiveness of purchasing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to its Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

	A Portfolio will engage in stock index options transactions only when determined by its Advisor to be consistent with the Portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

Lending Portfolio Securities

	Each Portfolio other than Municipal Bond Investments may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of the value of a Portfolio's total assets. A Portfolio will not lend securities to Smith Barney, the Trust's distributor, unless the Portfolio has applied for and received specific authority to do so from the Securities and Exchange Commission (the "SEC"). A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian or with a designated sub-custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder." A Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.



When-Issued and Delayed-Delivery Securities

	When a Portfolio engages in when-issued or delayed-delivery securities transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Rule 144A Securities

	A Portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule
144A under the 1933 Act ("Rule 144A Securities"). Particular Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's 10% limitation on the purchase of illiquid securities, unless the Trust's Board of Trustees determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities.
This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees has instructed the Portfolios' Advisors to determine and monitor on a daily basis the liquidity of Rule 144A Securities, although the Board of Trustees will retain responsibility for any determination regarding liquidity.

American Depository Receipt

	A Portfolio may purchase American Depository Receipts ("ADRs"), which are dollar denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

Investment Restrictions

	The investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies of the Portfolios. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Portfolio, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Portfolio meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Investment restrictions 8 through 14 may be changed by a vote of a majority of the Board of Trustees at any time.

Under the investment restrictions adopted by the Portfolios:

	1.	Portfolio, other than International Fixed Income Investments, will not deviate from the definition of a "diversified company" as defined in the 1940 Act and rules thereunder.



	2.	Portfolio, except Municipal Bond Investments, will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	3.	Portfolio will not borrow money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets
(including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and (b) a Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

	4.	Portfolio will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies
(including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

	5.	A Portfolio will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of Portfolio securities). For purposes of this restriction, the deposit or payment by a Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	6.	A Portfolio will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent a Portfolio from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

	7.	A Portfolio will not engage in the business of underwriting
securities issued by other persons, except to the extent that a Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of Portfolio securities.

	8.	Portfolio will not invest in oil, gas or other mineral leases or exploration or development programs.

	9.	Each Portfolio will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

	10.	A Portfolio will not make investments for the purpose of
exercising control of management.

	11.	Portfolio will not purchase any security if as a result
(unless the security is acquired pursuant to a plan of reorganization or an offer of exchange) the Portfolio would own any securities of a registered open-end investment company or more than 3% of the total outstanding voting stock of any registered closed-end investment company or more than 5% of the value of the Portfolio's total assets would be invested in securities of any one or more registered closed-end investment companies.

	12.	Portfolio will not purchase any security if as a result the
Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

	13.	Portfolio will not purchase or retain securities of any
company if, to the knowledge of the Trust, any of the Trust's officers or Trustees, or any officer or director of the Consulting Group (the "Manager" or the "Consulting Group") or the Advisor(s) individually owns more than 1/2 of 1% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

	14.	Portfolio will not invest in excess of 5% of the value of
its net assets in warrants, valued at the lower of cost or market value. Included within this amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of a Portfolio in certain states. Should the Trust determine that a commitment is no longer in the best interests of the Portfolio and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Portfolio in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities.

Portfolio Transactions

	Decisions to buy and sell securities for a Portfolio are made by the Advisor(s), subject to the overall review of the Manager and the Board of Trustees. Although investment decisions for the Portfolios are made independently from those of the other accounts managed by an Advisor, investments of the type that the Portfolios may make also may be made by those other accounts. When a Portfolio and one or more other accounts managed by an Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

	Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities generally are purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

	In selecting brokers or dealers to execute securities transactions on behalf of a Portfolio, its Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the Trust and the Advisor authorizes the Advisor, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Portfolio and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The fees under the Management Agreement and the Advisory Agreements, respectively, are not reduced by reason of a Portfolio's Advisor receiving brokerage and research services. The Board of Trustees of the Trust will periodically review the commissions paid by a Portfolio to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolio. Over-the-counter purchases and sales by a Portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees has determined that transactions for a Portfolio may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Advisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate.

	The Portfolios will not purchase any security, including U.S. Government Securities or Municipal Obligations, during the existence of any underwriting or selling group relating thereto of which Smith
Barney is a member, except to the extent permitted by the SEC.

	The Portfolios may use Smith Barney and other affiliated broker-dealers as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Advisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. Smith Barney has agreed to charge the Portfolios commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

 BROKERAGE COMMISSIONS PAID TO SMITH BARNEY

The following table sets forth certain information regarding each Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 1997:






Portfolio




Total
Brokerage
Commissions



Commissions
paid to
Smith
Barney

% of Total
Brokerage
Commissions
paid to
Smith
Barney
% of Total
Transactio
ns
involving
Commission
s Paid to
Smith
Barney

Balanced Investments
$102,303
$16,253
15.89%
10.28%

Large Capitalization
Value Investments
1,952,663
$132,015
4.47%
5.01%

Large Capitalization
Growth Investments
1,401,805
4,770
0.34%
0

Small Capitalization
Value Investments
761,002
27,534
3.62%
1.76%

Small Capitalization
Growth Investments
732,557
17,568
2.40%
0.46%

International Equity
Investments
1,890,342
0
0
0

Emerging Markets
Investments
1,973,521
0
0
0




	Government Money Investments, Intermediate Fixed Income
Investments, Long-Term Bond Income Investments, Municipal Bond
Investments, Mortgage Backed Investments and International Fixed Income Investments did not pay brokerage commissions during the year ended August 31, 1997.


	The following table sets forth certain information regarding each Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 1996:






Portfolio



Total
Brokerage
Commissions



Commissions
paid to
Smith
Barney

% of Total
Brokerage
Commissions
paid to
Smith
Barney
% of Total
Transactio
ns
involving
Commission
Paid to
Smith
Barney

Balanced Investments
$
48,129
$   8,430
17.51%
18.1%

Large Capitalization
Value Investments
1,320,797
52,448
3.97
4.5

Large Capitalization
Growth Investments
997,456
0
0
0

Small Capitalization
Value Investments
587,395
38,857
6.62
5.14

Small Capitalization
Growth Investments
515,880
4,098
0.79
0.38

Emerging Markets
Equity Investments
819,616
0
0
0

International Equity
Investments
2,471,727
0
0
0


Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Income Investments, Municipal Bond Investments, Mortgage Backed Investments and International Fixed Income Investments did not pay brokerage commissions during the year ended August 31, 1996.



The following table sets forth certain information regarding each Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 1995:






Portfolio




Total
Brokerage
Commissions



Commissions
paid to
Smith
Barney

% of Total
Brokerage
Commissions
paid to
Smith
Barney
% of Total
Transactio
ns
involving
Commission
s Paid to
Smith
Barney

Balanced Investments
$36,073
N/A
N/A
N/A

Large Capitalization
Value Investments
819,528
$35,134
4.39%
0.25%

Large Capitalization
Growth Investments
743,269
2,448
0.33
0.02

Small Capitalization
Value Investments
1,272,329
23,322
1.83
0.12

Small Capitalization
Growth Investments
519,901
7,587
1.46
N/A

Emerging Markets
Equity Investments
391,066
N/A
N/A
N/A

International Equity
Investments
330,680
N/A
N/A
N/A


Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Income Investments, Municipal Bond Investments, Mortgage Backed Investments and International Fixed Income Investments did not pay brokerage commissions during the year ended August 31, 1995.


Portfolio Turnover

	Government Money Investments may attempt to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Portfolio. The other Portfolios do not intend to seek profits through short-term trading. Nevertheless, the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions.

	A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, a Portfolio authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Portfolio (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.

The Portfolios' portfolio turnover rates were as follows:



Portfolio
Year Ended
August 31,
1997
Year Ended
August 31,
1996

Government Money Investments
N/A
N/A

Intermediate Fixed Income
Investments
98%
98%

Long-Term Bond Investments
34
125

Municipal Bond Investments
31
29

Mortgage Backed Investments
94
23

Balanced Investments
67
47

Large Capitalization Value Equity
Investments
70
24

Large Capitalization Growth
Investments
65
40

Small Capitalization Value Equity
Investments
53
39

Small Capitalization Growth
Investments
81
83

International Equity Investments
32
50

International Fixed Income
Investments
251
211

Emerging Markets Equity
Investments
105
106


	Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what an Advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Portfolio's shares as well as by requirements that enable the Portfolio to receive favorable tax treatment.

MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

	The Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Portfolios. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk. As of the date of this Statement of Additional Information and the Prospectus, the Trustees and officers of the Trust as a group did not own any of the outstanding shares of the Portfolios.


	*Walter E. Auch, Trustee (Age 76). Consultant to companies in the financial services industry; Director of Pimco Advisers L.P.; Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty
Trust; Banyan Land Fund II; Geotek Communications Inc., an international wireless communications company. His address is 6001 N. 62nd Place, Paradise Valley, Arizona 85253.

	Martin Brody, Trustee (Age 76). Private Investor; His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, N.J. 07932.

	Armon E. Kamesar, Trustee (Age 70). Chairman of the Board of TEC, an international organization of Chief Executive Officers; Trustee, U.S. Bankruptcy Court. His address is 7328 Country Club Drive, La
Jolla, CA 92037.

	Stephen E. Kaufman, Trustee (Age 64). Attorney. His address is 277 Park Avenue, New York, New York 10172.

	*Heath B. McLendon, Trustee and Chairman (Age 64). Managing Director of Smith Barney and Chairman of the Board of Smith Barney Strategy Advisers Inc. and Director and President of Smith Barney Mutual Funds Management Inc. ("SBMFM") and Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.; Vice Chairman of Shearson Asset Management,; and a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. Mr. McLendon serves on the Board of 41 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney; Director and Senior Vice President of Smith Barney Mutual Funds Management Inc. ("SBMFM") and TIA. Mr. Daidone serves as Treasurer of 41 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Frank L. Campanale, Investment Officer (Age 45). President and Chief Executive Officer of Smith Barney's Consulting Group. Prior to 1996, National Sales Director for Consulting Group. His address is 222 Delaware Avenue, Wilmington, Delaware, 19801.

	LeRoy T. Pease, CFA, Investment Officer (Age 39). Vice President of Smith Barney Consulting Group. Prior to 1996, Chief Investment
Officer of EMT Group and Manager for Investment Strategy for Bell
Atlantic, Philadelphia, Pennsylvania. His address is 222 Delaware
Avenue, Wilmington, Delaware, 19801.

	Christina T. Sydor, Secretary (Age 46) Managing Director of Smith Barney; General Counsel and Secretary of SBMFM and TIA. Ms. Sydor serves as Secretary of 41 Smith Barney Mutual Funds. Her address is
388 Greenwich Street, New York New York 10013.



	Irving David, Controller (Age 37) Director of Smith Barney and Controller of other investment companies associated with Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment
Management Company. His address is 388 Greenwich Street, New York New
York 10013.

	Thomas M. Reynolds, Controller (Age 37) Director of Smith Barney and Controller of the Fund and other investment companies associated with Smith Barney. His address is 388 Greenwich Street, New York New York 10013.

	As of December 5, 1997, the Trustees and officers as a group owned less than 1% of the outstanding common stock of the Trust. As of December 5, 1997, the following shareholders own of record or beneficially 5% or more of shares of a Portfolio of the Trust :

Balanced Investments

SB Corp. Trust
Custodian
Synthes (USA)
Attn: Lisa Snyder
201 North Walnut Street
9th Floor
Wilmington, DE 19801
owned 889,217.396 (13.27%) shares

SBC Trust Company
TST Inc.
Attn. Jody Tourant
20232 E. 220th Street
Long Beach, CA 98010-1644
owned 615,067.484 (9.177%) shares

SBC Trust Company TTEE
Marketing Specialist Sales Co.
Attn. Lisa Snyder
201 North Walnut Street
9th Floor
Wilmington, DE 19801
owned 529,862.251 (7.91%) shares

SBC Trust Company TTEE
EBCO Manufacturing Company
401 (k) Profit Sharing Plan
Attn. Lisa Snyder
201 North Walnut Street
9th Floor
Wilmington, DE 19801
owned 398,427.229 (5.95%) shares


International Fixed Income Investments

Boatmens Trust Company
FAD Maritz Inc. Retirement Plan
Acct. #011007037375/Julius Baer
Attn. Mutual Funds
PO Box 14737
St. Louis, MO 63178-4737
owned 984,159.177 (5.95%) shares

Remuneration

	No director, officer or employee of Smith Barney, the Manager, SBMFM, or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Smith Barney, the Manager, any advisor, SBMFM or any of their affiliates a fee of $22,000 per annum plus $1,000 per meeting attended. The Trust reimburses the Trustees for travel and out-of-pocket expenses to attend meetings of the Board. For the fiscal year ended August 31, 1997, such fees and expenses totaled $160,141.

	For the fiscal year ended August 31, 1997, the Trustees of the
Trust were paid the following compensation:
									Total
				Pension or		Total		Number
				Retirement Benefits	Compensation	of Funds
		Aggregate	Accrued as Expense	From		Served in
Name		Compensation	of  the Trust		Fund Complex	Complex
Heath B. McLendon*	None	None			None		41
Walter Auch		$  25,400			None		$ 35,814	2
Martin Brody		26,300	None			120,314		19
Armon E. Kamesar	26,400	None			37,414		2
Stephen E. Kaufman	26,400	None			84,214		13

* Designates "interested trustee".


Manager; Advisors; Administrator

	The Manager serves as investment manager to the Trust pursuant to an investment management agreement ("Management Agreement"). Each
Advisor serves as investment advisor to a Portfolio pursuant to separate written agreements with each Portfolio ("Advisory
Agreements"), SBMFM serves as administrator to each Portfolio pursuant to a written agreement ("Administration Agreement"). The Management Agreement was most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, the Manager, or the Advisors, on June 5, 1997 and by the shareholders of the Trust on June 1, 1993. The Administration Agreement was most recently approved by The Trust's Board of Trustees, including a majority of the disinterested Trustees, on June 5, 1997. Certain of the services provided and the fees paid by the Trust under the Management Agreement, the Advisory Agreements and the Administration Agreement are described in the Prospectus. In addition to the services described in the Prospectus, as administrator, SBMFM furnishes the Trust with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Trust's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities.

	For the fiscal year ended August 31, 1997 the Portfolios accrued investment management and administration fees as follows:

Portfolio
Management
Fee
Administration Fee


Government Money Investments

$490,756

$654,342

Intermediate Fixed Income
Investments
1,325,387
662,693

Long-Term Bond Investments
672,437
336,219

Municipal Bond Investments
190,705
95,353

Mortgage Backed Investments
642,610
257,044

Balanced Investments
400,541
133,514

Large Capitalization Value Equity
Investments
8,514,670
3,452,366

Large Capitalization Growth
Investments
6,413,997
3,126,348

Small Capitalization Value Equity
Investments
2,721,377
1,039,277

Small Capitalization Growth
Investments
3,060,297
1,217,818

International Equity Investments
5,372,446
1,986,030

International Fixed Income
Investments
641,164
256,466

Emerging Markets Equity
Investments
1,690,749
375,723


	Of the fees incurred by the following Portfolios, management, administration and custody fees, in the aggregate, were waived as follows: Government Money Investments - $124,703; Municipal Bond Investments - $12,330; Mortgage Backed Investments - $172,962; and Balanced Investments - $15,022.

	Effective March 21, 1994, the Manager has agreed to waive a portion of the fees otherwise payable to it by each of Large Capitalization Value Equity Investments and Large Capitalization Growth Investments so that the Manager would retain, as its annual management fee, no more than 0.30% of each such Portfolio's average daily net assets. Absent such waivers, the Manager would retain, as its annual management fee, between 0.40% and 0.45% of the assets of Large Capitalization Value Equity Investments and Large Capitalization Growth Investments managed by Parametric Portfolio Associates, Inc. and PanAgora, respectively.


	For the year ended August 31, 1996, the Portfolios accrued investment management and administration fees as follows:

Portfolio
Management Fee
Administration Fee

Government Money Investments
$381,354
$508,472

Intermediate Fixed Income
Investments
1,102,332
551,166

Long-Term Bond Investments
604,542
302,271

Municipal Bond Investments
195,025
97,512

Mortgage Backed Investments
570,243
228,097

Balanced Investments
243,698
81,199

Large Capitalization Value Equity
Investments
6,468,340
2,660,110

Large Capitalization Growth
Investments
5,143,03
1
2,085,238

Small Capitalization Value Equity
Investments
2,188,471
823,189

Small Capitalization Growth
Investments
2,217,550
828,378

International Equity Investments
4,205,662
1,509,451

International Fixed Income
Investments
605,151
242,060

Emerging Markets Equity Investments
697,117
154,915


	For the year ended August 31, 1995, the Portfolios accrued investment management and administration fees as follows:

Portfolio
Management Fee
Administration Fee

Government Money Investments
$332,386
$443,181

Intermediate Fixed Income
Investments
881,208
440,604

Long-Term Bond Investments
525,476
262,738

Municipal Bond Investments
189,270
94,635

Mortgage Backed Investments
526,392
210,557

Balanced Investments
114,764
38,254

Large Capitalization Value Equity
Investments
5,293,946
1,764,649

Large Capitalization Growth
Investments
3,720,760
1,240,253

Small Capitalization Value Equity
Investments
1,754,756
584,919

Small Capitalization Growth
Investments
1,405,674
468,558

International Equity Investments
4,163,115
1,189,461

International Fixed Income
Investments
536,934
214,773

Emerging Markets Equity Investments
445,779
99,062



	SBMFM was incorporated on March 12, 1968 under the laws of Delaware and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of November 30, 1997 in excess of $85 billion. The Consulting Group, a division of SBMFM, has extensive experience in providing investment advisor selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group's analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the Manager's comprehensive database of money management firms, through which the Manager tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment advisors, and over 300 on-sight evaluation visits annually to advisors. As of November 28, 1997, the Consulting Group provided services with respect to over $135 billion in client assets representing more than 322,000 separate accounts under a variety of programs designed for individual and institutional investors.

	The Manager and the Advisors each pays the salaries of all officers and employees who are employed by it and the Trust, and the Manager maintains office facilities for the Trust. The Manager and the Advisors bear all expenses in connection with the performance of their respective services under the Management Agreement, the Advisory Agreements, and the Administration Agreement.

	As noted in the Prospectus, subject to the supervision and direction of the Manager and, ultimately, the Board of Trustees, each Advisor manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

	The Manager has agreed that if in any fiscal year the aggregate expenses of the Portfolios (including fees payable pursuant to the Management Agreement, but excluding interest, taxes, brokerage fees and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Portfolios, the Manager will reduce its fees by the amount of the excess expenses. A fee reduction, if any, will be reconciled monthly. As of the date of this Statement of Additional Information, the most restrictive state expense limitation applicable to the Portfolios is 2.5% of the first $30 million of each Portfolio's average daily net assets, 2% of the next $70 million of each Portfolio's average daily net assets and 1.5% of each Portfolio's remaining average daily net assets. No such fee reduction was required for the years ended August 31, 1997 and 1996.

Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the Trust. Stroock & Stroock & Lavan LLP serves as counsel to the Trustees who are not interested persons of the Trust.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, currently serve as the independent auditors of the Trust and rendered an opinion on the Trust's most recent financial statements and financial highlights.

Organization of the Trust

	 The Trust has been organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (the "Trust Agreement").

	In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. PNC Bank, N.A., the Trust's custodian, maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to continuation of the Advisory Agreements, in which case shareholders vote by Portfolio.

	Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

PURCHASE OF SHARE

	Purchases of shares of a Portfolio through an Advisory Service must be made through a brokerage account maintained with Smith Barney. Payment for Portfolio shares must be made by check directly to Smith Barney or to a broker that clears securities transactions through Smith Barney. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Portfolio.

	Shares of the Portfolios are available exclusively to participants in Advisory Services and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Advisory Services generally provide investment advice in connection with investments among the Portfolios by identifying the investor's risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Portfolios that conform to those tolerances and objectives in a written recommendation; and providing on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.

	The TRAK - Personalized Investment Advisory Service ("TRAK") sponsored by Smith Barney is one such advisory service. Under the TRAK program the Consulting Group in its capacity as investment adviser to participants in TRAK generally directly provides to investors asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objective and risk tolerances. Shares of the Portfolios are offered for purchase and redemption at their respective net asset value next determined, without imposition of any initial or contingent deferred sales charge except that the Consulting Group is paid directly by the investors purchasing Portfolio shares based on the recommendation of investment advisors other than the Consulting Group, or who contract with the Consulting Group for services other than those described above, pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.

REDEMPTION OF SHARES

	Detailed information on how to redeem shares of a Portfolio is included in the Prospectus. The right of redemption of shares of a Portfolio may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable or
(iii) for such other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

Redemptions in Kind

	If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

	As noted in the Prospectus, the Trust will not calculate the net asset value of the Portfolios on certain holidays. On those days, securities held by a Portfolio may nevertheless be actively traded and the value of the Portfolio's shares could be significantly affected.

	Certain of the Portfolios may invest in foreign securities. As a result, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued for purposes of calculating the Portfolio's net asset value at the quotation on the exchange determined to be the primary market for the security.

	In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments) are valued by SBMFM after consultation with the Pricing Service. When in the judgment of the Pricing Service quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

	The valuation of the securities held by Government Money Investments and U.S. dollar-denominated securities with less than 60 days to maturity held by the other Portfolios is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if it sold the instrument.

	Government Money Investments' use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities determined by the Advisor, under the supervision of the Board of Trustees of the Trust, to be of high quality with minimal credit risks.

	Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, Government Money Investments' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

	The rule also provides that the extent of any deviation between Government Money Investments' net asset value based on available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board of Trustees. In the event that the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Portfolio to take any corrective action the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.


DETERMINATION OF PERFORMANCE

	From time to time, the Trust may quote a Portfolio's yield or total return in advertisements or in reports and other communications to shareholders.

Yield and Equivalent Taxable Yield

	For a Portfolio other than Government Money Investments, the 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

			YIELD = 2 [ (a-b + 1)(^6) -1]
		                                cd

Where:
	a = dividends and interest earned during the period.

	b= expenses accrued for the period (net of reimbursement), including a ratable portion of the maximum annual fee for participation in TRAK.

	c= the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d= the maximum offering price per share on the last day of the period.

	For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

	A Portfolio's equivalent taxable 30-day yield is computed by dividing that portion of the Portfolio's 30-day yield that is tax exempt by one minus a stated income tax rate and adding the product to any portion of the Portfolio's yield that is not tax exempt.

	The yield for Government Money Investments is computed by: (a) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven day period for which yield is to be quoted; (b) subtracting a hypothetical charge reflecting deductions from shareholder accounts; (c) dividing the difference by the value of the account at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Portfolio may calculate a compound effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

	Investors should recognize that in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Portfolio. In periods of rising interest rates the opposite can be expected to occur.

	For the seven-day period ended August 31, 1997, the yield for the Government Money Investments portfolio was 5.00% (the effective yield was 5.12%) with an average dollar-weighted portfolio maturity of 84 days.

Average Annual Total Return

	A Portfolio's average annual total return figures described in the Prospectus are computed according to a formula prescribed by the SEC, expressed as follows:

P(1+T)n = ERV

Where:
	P= a hypothetical initial payment of $1,000
	T= average annual total return, including the effect of the maximum annual fee for participation in TRAK.
	n= number of years
	ERV= Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and the effect of the maximum annual fee for participation in TRAK.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio.



	The Portfolios' average annual total returns without the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:



Portfolio
From
September 1,
1996 through
August 31,
1997
From
September
1, 1992
through
August 31,
1997
From
Inception*
** through
August 31,
1997

Intermediate Fixed Income
Investments
8.23%
6.01%
6.50%

Long-Term Bond Investments
12.93
6.17
6.61

Municipal Bond Investments
8.88
5.95
6.37

Mortgage Backed Investments
9.69
6.03
6.52

Balanced Investments*
26.05
N/A
13.74

Large Capitalization Value Equity
Investments
38.98
15.62
15.17

Large Capitalization Growth
Investments
37.47
16.43
16.11

Small Capitalization Value Equity
Investments
42.40
15.06
14.48

Small Capitalization Growth
Investments
17.53
25.64
21.76

International Equity Investments
9.53
10.48
8.42

International Fixed Income
Investments
(1.52)
7.34
8.73

Emerging Markets Equity
Investments**
9.88
N/A
5.51

_________________
*  	Balanced Investments commenced operations on February 16, 1993.
** 	Aggregate from April 21, 1994 (commencement of operations of
Emerging Market Equity Investments) 1994 through August 31, 1994.
***	The remaining Portfolios commenced operations on November 18,
1991.

	The Portfolios' average annual total returns with the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:




Portfolio
From
September 1,
1996 through
August 31,
1997
From
September
1, 1992
through
August 31,
1997
From
Inception*
** through
August 31,
1997

Intermediate Fixed Income
Investments
6.63%
4.44%
4.92%

Long-Term Bond Investments
11.26
4.59
5.03

Municipal Bond Investments
7.26
4.38
4.74

Mortgage Backed Investments
8.06
4.46
4.94

Balanced Investments*
24.17
N/A
12.05

Large Capitalization Value Equity
Investments
36.92
13.90
13.45

Large Capitalization Growth
Investments
35.43
14.69
14.38

Small Capitalization Value Equity
Investments
40.24
13.35
12.78

Small Capitalization Growth
Investments
15.79
23.77
19.96

International Equity Investments
7.91
6.81
8.84

International Fixed Income
Investments
(2.97)
5.75
7.12

Emerging Markets Equity
Investments**
8.24
N/A
3.94

_________________
*  	Balanced Investments commenced operations on February 16, 1993.
** 	Aggregate from April 21, 1994 (commencement of operations of
Emerging Market Equity Investments) 1994 through August 31, 1994.
***	The remaining Portfolios commenced operations on November 18,
1991.


	A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio. Consequently, the given performance quotations should not be considered as representative of the Portfolio's performance for any specified period in the future.

	A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Portfolio's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	Comparative performance information may be used from time to time in advertising the Portfolios' shares, including data from Lipper
Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications.

TAXES

	Each Portfolio intends to continue to qualify in each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that a Portfolio (i) is a regulated investment company and (ii) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax exempt interest income (reduced by certain expenses), it will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

	Interest on indebtedness incurred by a shareholder to purchase or carry shares of Municipal Bond Investments will not be deductible for federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of Municipal Bond Investments and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by Municipal Bond Investments that represents income derived from certain revenue or AMT-Subject Bonds held by the Portfolio may not retain its tax exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof.
Moreover, as noted in the Prospectus, some or all of Municipal Bond Investments' exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of Municipal Bond Investments' dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax.

	As described above and in the Prospectus, each Portfolio other than Government Money Investments, Municipal Bond Investments and Balanced Investments may invest in certain types of warrants, foreign currencies, forward contracts, options and futures contracts. These Portfolios anticipate that these investment activities will not prevent them from qualifying as regulated investment companies.

	A Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (ii) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes that are described above and in the Prospectus. Each of the Portfolios will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

	As a general rule, a Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Portfolio shares will be a long-term capital gain or loss if the shareholder has held his or her Portfolio shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Portfolio shares for one year or less. Gainson shares held for more than 18 months will be eligible for the reduced 20% maximum capital gains tax rate.

	The Portfolios other than Government Money Investments, Intermediate Fixed Income Investments, Municipal Bond Investments and Mortgage Backed Investments expect to realize a significant amount of net long-term capital gains that will be distributed as described in the Prospectus. Distributions of net realized long-term capital gains ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholders after the close of the Portfolio's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share held for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above with respect to Municipal Bond Investments) on the sale or exchange of the share, to the extent of the capital gain dividend, shall be treated as a long-term capital loss.

	Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each shareholder will also receive, if appropriate, various written notices after the close of a Portfolio's prior taxable year as to the federal income tax status of his or her Portfolio during the Portfolio's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends paid by Municipal Bond Investments that are excluded from federal income taxation and the dollar amount of dividends paid by Municipal Bond Investments that are subject to federal income taxation, including the portion, if any, of long-term capital gains distributions eligible for the reduced 20% maximum capital gains tax rate, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Portfolio. To the extent that Municipal Bond Investments earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

	If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to the stock, these dividends shall be included in the Portfolio's gross income as of the later of (i) the date the stock became ex-dividend with respect to the dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Portfolio acquired the stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

	Investors considering buying shares of a Portfolio on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) taxable dividends and distributions and (ii) the proceeds of any redemptions of Portfolio shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

	The foregoing is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including the effects of the Tax Relief Act of 1997 and their state and local tax liabilities.

CUSTODIAN AND TRANSFER AGENT

	PNC Bank National Association ("PNC") and The Chase Manhattan Bank ("Chase") serve as the custodians for the Trust. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Under their custody agreements with the Trust, PNC and Chase are authorized to establish separate accounts for foreign securities owned by the Portfolios to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Portfolios. For its custody services, PNC and Chase receive monthly fees charged to a Portfolio based upon the month-end, aggregate net asset value of the Portfolio plus certain charges for securities transactions. PNC and Chase are also reimbursed by the Portfolios for out-of-pocket expenses including the costs of any foreign and domestic sub-custodians.

	First Data Investors Services Group Inc., ("First Data"), a subsidiary of First Data Corporation, serves as the Trust's transfer agent. For its services as transfer agent, First Data receives fees charged to a Portfolio at an annual rate based upon the number of shareholder accounts maintained during the year. First Data is also reimbursed by the Portfolios for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The Trust's Annual Report for the year ended August 31, 1997, was previously sent to all shareholders and is incorporated into this Statement of Additional Information by reference.







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